INCOME TAXES (Details) - Schedule of movements of valuation allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Movements Of Valuation Allowance Abstract
Balance at beginning of year	¥ 120,891	¥ 604,030	¥ 99,670
Additions	32,463		504,360
Reversal	(100,216)	(483,139)
Balance at December 31,2021 and 2022	¥ 53,138	¥ 120,891	¥ 604,030